LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) - 2016 Studio City Credit Facilities [Member] - Total Credit Facility [Member]		9 Months Ended	12 Months Ended
	Mar. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt [Line Items]
Maturity date			Nov. 30, 2021
Extended Maturity [Member]
Long-term Debt [Line Items]
Maturity date	Jan. 15, 2028	Jan. 15, 2028